UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-9176

                 AllianceBernstein Select Investor Series, Inc.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: October 31, 2003

                   Date of reporting period: October 31, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.




[LOGO] AllianceBernstein(SM)
       Investment Research and Management


AllianceBernstein Select Investor Series
Premier Portfolio

                        High Net Worth Investors--Capital
                                  Appreciation

                                                 Annual Report--October 31, 2003

    Investment Products Offered
====================================
      o Are Not FDIC Insured
      o May Lose Value
      o Are Not Bank Guaranteed
====================================


This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, without charge, upon request by visiting Alliance Capital's web site at www.investor.alliancecapital.com or on the Securities and Exchange Commission's web site at http://www.sec.gov, or by calling Alliance Capital at (800) 227-4618.

AllianceBernstein Investment Research and Management, Inc., the principal underwriter of the AllianceBernstein mutual funds and an affiliate of Alliance Capital Management L.P., the manager of the funds, is a member of the NASD.

December 9, 2003

Annual Report
This report provides management's discussion of fund performance for AllianceBernstein Select Investor Series Premier Portfolio (the "Portfolio") for the annual reporting period ended October 31, 2003.

Investment Objective and Policies
This open-end fund seeks long-term growth of capital through all market conditions. The Portfolio invests primarily in a non-diversified portfolio of equity securities of large, intensively researched, high-quality companies that are judged likely to achieve superior earnings growth. To take advantage of investment opportunities in both rising and falling markets, and in an effort to enhance returns, the Portfolio may make substantial use of short-selling and other investment practices, such as options, futures, forwards, and leverage. In contrast to other equity funds, the Portfolio focuses on a relatively small number of intensively researched companies. Normally, the Portfolio invests in about 40-60 companies, with the 25 most highly regarded of these companies usually constituting substantially all of the Portfolio's net assets. This Portfolio is designed for the sophisticated investor who appreciates both the potential and risk of the Portfolio's investment strategies.


Investment Results
The following table provides performance data for the Portfolio and its benchmark, the Russell 1000 Growth Index, for the six- and 12-month periods ended October 31, 2003.


   INVESTMENT RESULTS*
   Periods Ended October 31, 2003
                                                ================================
                                                            Returns
                                                ================================
                                                    6 Months           12 Months
                                                --------------------------------
   AllianceBernstein
   Select Investor
   Series Premier
   Portfolio
     Class A                                         12.14%              10.48%
--------------------------------------------------------------------------------
     Class B                                         11.58%               9.57%
--------------------------------------------------------------------------------
     Class C                                         11.74%               9.57%
--------------------------------------------------------------------------------
   Russell 1000
   Growth Index                                      16.81%              21.81%
--------------------------------------------------------------------------------

 * The Portfolio's investment results are for the periods shown and are based on the net asset value (NAV) of each class of shares as of October 31, 2003. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. All fees and expenses related to the operation of the Portfolio have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for the Portfolio include the reinvestment of any distributions paid during each period. Past performance is no guarantee of future results.

   The unmanaged Russell 1000 Growth Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Index contains those securities in the Russell 1000 Index with a greater-than-average growth orientation. The unmanaged Russell 1000 Index is comprised of 1000 of the largest capitalized companies that are traded in the United States. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including AllianceBernstein Select Investor Series Premier Portfolio.

   Additional investment results appear on page 6.


--------------------------------------------------------------------------------
                  AllianceBernstein Select Investor Series Premier Portfolio o 1

For the six-month period ended October 31, 2003, the Portfolio underperformed its benchmark, the Russell 1000 Growth Index. The Portfolio underperformed the benchmark due to its overweight position in the consumer discretionary sector, as certain retail and media holdings lagged the market. Despite being market weighted in technology, stock selection within the technology sector hurt performance. The stock market's rally, particularly in the technology sector, was led by smaller capitalization stocks with high earnings variability. However, most of these smaller capitalization stocks are outside our investment parameters. Offsetting some of this underperformance was a positive contribution from the Portfolio's overweight position in the financial sector and underweight position in pharmaceuticals.

For the 12-month period ended October 31, 2003, the Portfolio also underperformed its benchmark. This underperformance was mainly due to the Portfolio's overweight position in the consumer discretionary sector, its underweight position in technology and the Portfolio's holding in Tenet Healthcare Corp. Similar to the six-month period, the stock market's rally was led by smaller capitalization stocks that were for the most part outside our investment parameters. Again, the Portfolio's overweight position in the financial sector and underweight position in health care contributed positively to performance.

Market Review and Investment Strategy
The U.S. equity markets gained stronger momentum with each consecutive quarter during the 12-month period ended October 31, 2003, propelling the broader market, as defined by the S&P 500 Stock Index, to surge over 20%. The eventual onset and ultimate course of the conflict in Iraq assisted in dispelling the looming uncertainties associated with the conflict, helping drive the market through its ongoing slump. U.S. economic data also changed course during the period, most particularly in the second quarter of 2003, when stronger hints of economic recovery emerged. President Bush's $350 billion package of tax incentives, coupled with 40-year lows in interest rates, helped provide necessary fiscal stimulus that boosted consumer and business spending. While retail spending was strong, Kohl's Corp. suffered due to competition and poor execution. The equity markets also responded favorably to encouraging company profits and earnings reports, as many companies met orexceeded analysts' expectations.

Our strategy during the period under review was to maintain the Portfolio's commitment to owning only those high-quality companies with strong potential for sustainable growth. As indications of an improving economy emerged, we slowly increased the aggressiveness of the Portfolio. This resulted in an increased exposure to select technology positions, with an overall increase in the Portfolio's technology sector weighting from a range of 10% to 15% to a range of 30% to 35% during the 12-month period under review. Our strategy also entailed a gradually increasing commitment to companies that would be beneficiaries of a cyclical growth recovery, such as media and advertising and brokerage companies. We trimmed back those positions that we believed were less economically

--------------------------------------------------------------------------------
2 o AllianceBernstein Select Investor Series Premier Portfolio sensitive, and those positions whose fundamentals and/or valuations remained less compelling based on our internal research and models. We continued to focus on companies that offered unique product positioning and appeared capable of generating strong revenue growth, as well as those with management teams that judiciously use their capital to fortify shareholder value.


--------------------------------------------------------------------------------
                  AllianceBernstein Select Investor Series Premier Portfolio o 3

PERFORMANCE UPDATE


ALLIANCEBERNSTEIN SELECT INVESTOR SERIES PREMIER PORTFOLIO CLASSA
GROWTH OF A $10,000 INVESTMENT
7/29/98* TO 10/31/03


AllianceBernstein Select Investor Series Premier Portfolio Class A: $8,005

Russell 1000 Growth Index: $8,494

                     [TABLE BELOW REPRESENT MOUNTAIN CHART]

                              AllianceBernstein
                               Select Investor
                               Series Premier
                              Portfolio Class A        Russell 1000 Growth Index
--------------------------------------------------------------------------------
 7/29/98*                        $ 9,579                      $10,000
10/31/98                         $ 9,128                      $ 9,841
10/31/99                         $13,582                      $13,212
10/31/00                         $13,720                      $14,444
10/31/01                         $ 8,949                      $ 8,674
10/31/02                         $ 7,247                      $ 6,973
10/31/03                         $ 8,005                      $ 8,494


This chart illustrates the total value of an assumed $10,000 investment in AllianceBernstein Select Investor Series Premier Portfolio Class A shares (from 7/29/98* to 10/31/03) as compared to the performance of an appropriate broad-based index. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Portfolio and assumes the reinvestment of dividends and capital gains. Performance for Class B and Class C shares will vary from the results shown above due to differences in expenses charged to these classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The unmanaged Russell 1000 Growth Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Index contains those securities in the Russell 1000 Index with a greater-than-average growth orientation. The unmanaged Russell 1000 Index is comprised of 1000 of the largest capitalized companies that are traded in the United States. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including AllianceBernstein Select Investor Series Premier Portfolio.



*Fund and benchmark data are from the Portfolio's inception date of 7/29/98.


--------------------------------------------------------------------------------
4 o AllianceBernstein Select Investor Series Premier Portfolio

PORTFOLIO SUMMARY
October 31, 2003


INCEPTION DATES
Class A Shares
7/29/98
Class B Shares
7/29/98
Class C Shares
7/29/98

PORTFOLIO STATISTICS
Net Assets ($mil): $81.6


SECTOR BREAKDOWN
  44.0% Technology
  21.2% Finance
  19.5% Consumer Services               (Pie Chart Omitted)
  11.7% Health Care
   2.4% Consumer Staples
   1.2% Capital Goods





All data as of October 31, 2003. The Portfolio's sector breakdown is expressed as a percentage of total investments (excluding short positions) and may vary over time.


--------------------------------------------------------------------------------
                  AllianceBernstein Select Investor Series Premier Portfolio o 5

INVESTMENT RESULTS



AVERAGE ANNUAL RETURNS AS OF OCTOBER 31, 2003
--------------------------------------------------------------------------------

Class A Shares
--------------------------------------------------------------------------------
                                Without Sales Charge        With Sales Charge
                      1 Year          10.48%                     5.79%
                     5 Years          -2.59%                    -3.43%
            Since Inception*          -3.36%                    -4.14%

Class B Shares
--------------------------------------------------------------------------------
                                Without Sales Charge        With Sales Charge
                    1 Year             9.57%                      5.57%
                   5 Years            -3.28%                     -3.28%
          Since Inception*            -4.08%                     -4.08%

Class C Shares
--------------------------------------------------------------------------------
                                Without Sales Charge        With Sales Charge
                     1 Year           9.57%                     8.57%
                    5 Years          -3.30%                    -3.30%
           Since Inception*          -4.08%                    -4.08%

AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (SEPTEMBER 30, 2003)

                               Class A           Class B          Class C
--------------------------------------------------------------------------------
                    1 Year      6.18%             6.22%             9.22%
                    5 Years    -2.89%            -2.73%            -2.75%
           Since Inception*    -5.34%            -5.25%            -5.25%

The Portfolio's investment results represent average annual returns. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without and with the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year, 1% contingent deferred sales charge for accounts over $1,000,000.

The Portfolio is "non-diversified" and is subject to special risks, which are described in the Portfolio's prospectus. This Portfolio employs leverage and specialized hedging techniques in an effort to achieve maximum total return. These techniques are riskier than many investment strategies, and are appropriate only for particularly sophisticated investors who understand and are willing to assume these risks.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


* Inception date for all share classes: 7/29/98.


--------------------------------------------------------------------------------
6 o AllianceBernstein Select Investor Series Premier Portfolio

TEN LARGEST HOLDINGS
October 31, 2003

                                                                 Percent of
Company                                     Value                Net Assets
--------------------------------------------------------------------------------
Intel Corp.                             $   5,443,334                 6.7%
--------------------------------------------------------------------------------
Microsoft Corp.                             4,717,460                 5.8
--------------------------------------------------------------------------------
Dell, Inc.                                  3,839,556                 4.7
--------------------------------------------------------------------------------
MBNA Corp.                                  3,716,955                 4.6
--------------------------------------------------------------------------------
Lowe's Cos., Inc.                           3,671,339                 4.5
--------------------------------------------------------------------------------
Cisco Systems, Inc.                         3,264,488                 4.0
--------------------------------------------------------------------------------
Citigroup, Inc.(a)                          2,937,280                 3.6
--------------------------------------------------------------------------------
Morgan Stanley                              2,534,994                 3.1
--------------------------------------------------------------------------------
Comcast Corp.-Special Cl. A                 2,469,334                 3.0
--------------------------------------------------------------------------------
Viacom, Inc. Cl. B                          2,468,272                 3.0
--------------------------------------------------------------------------------
                                        $  35,063,012                43.0%


(a) Market value of call options purchased.


--------------------------------------------------------------------------------
                  AllianceBernstein Select Investor Series Premier Portfolio o 7

PORTFOLIO OF INVESTMENTS
October 31, 2003

Company                                                 Shares             Value
--------------------------------------------------------------------------------

COMMON STOCKS-82.6%

Technology-44.8%
Communication Equipment-6.7%
Cisco Systems, Inc.(a)(b) ........................        155,600    $ 3,264,488
Juniper Networks, Inc.(a) ........................         45,700        822,143
Nokia Corp. (ADR) (Finland) ......................         57,800        982,022
QUALCOMM, Inc. ...................................          8,800        418,000
                                                                     -----------
                                                                       5,486,653
                                                                     -----------
Computer Hardware/ Storage-5.8%
Dell Inc.(a) .....................................        106,300      3,839,556
EMC Corp.(a) .....................................         64,100        887,144
                                                                     -----------
                                                                       4,726,700
                                                                     -----------
Computer Software-9.3%
Electronic Arts, Inc.(a) .........................         11,765      1,165,206
Microsoft Corp.(c) ...............................        180,400      4,717,460
Symantec Corp.(a) ................................         12,100        806,465
VERITAS Software Corp.(a) ........................         24,800        896,520
                                                                     -----------
                                                                       7,585,651
                                                                     -----------
Internet Infrastructure-2.1%
eBay, Inc.(a) ....................................         30,400      1,700,576
                                                                     -----------
Internet Media-3.3%
InterActiveCorp(a) ...............................         12,600        462,546
Yahoo! Inc.(a) ...................................         50,600      2,211,220
                                                                     -----------
                                                                       2,673,766
                                                                     -----------
Semiconductor Capital Equipment-2.6%
Applied Materials, Inc.(a) .......................         73,700      1,722,369
ASML Holding N.V. (Netherlands)(a) ...............         24,300        426,465
                                                                     -----------
                                                                       2,148,834
                                                                     -----------
Semiconductor Components-15.0%
Broadcom Corp., Cl. A(a) .........................         40,800      1,303,560
Intel Corp.(b) ...................................        164,700      5,443,334
Maxim Integrated Products, Inc. ..................         32,000      1,590,720
Micron Technology, Inc.(a) .......................         27,400        392,916
Taiwan Semiconductor Manufacturing Co., Ltd. .....
(ADR) (Taiwan)(a) ................................        183,396      2,028,360
Texas Instruments, Inc. ..........................         52,600      1,521,192
                                                                     -----------
                                                                      12,280,082
                                                                     -----------
                                                                      36,602,262
                                                                     -----------
Consumer Services-16.6%
Broadcasting & Cable-7.1%
Comcast Corp. Special Cl. A(a) ...................         75,700      2,469,334
The E.W. Scripps Co. .............................          9,500        882,645
Viacom, Inc. Cl. B(b) ............................         61,908      2,468,272
                                                                     -----------
                                                                       5,820,251
                                                                     -----------


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8 o AllianceBernstein Select Investor Series Premier Portfolio

Company                                                 Shares             Value
--------------------------------------------------------------------------------

Retail-General Merchandise-9.5%
Bed Bath & Beyond, Inc.(a) ...................           31,300      $ 1,322,112
Family Dollar Stores, Inc. ...................           10,200          444,822
Kohl's Corp.(a) ..............................            6,000          336,420
Lowe's Cos., Inc.(b) .........................           62,300        3,671,339
Target Corp. .................................           49,800        1,979,052
                                                                     -----------
                                                                       7,753,745
                                                                     -----------
                                                                      13,573,996
                                                                     -----------
Finance-15.3%
Banking-Money Center-1.2%
J.P. Morgan Chase & Co. ......................           26,200          940,580
                                                                     -----------
Brokerage & Money Management-7.3%
Merrill Lynch & Co., Inc. ....................           36,700        2,172,640
Morgan Stanley ...............................           46,200        2,534,994
The Goldman Sachs Group, Inc. ................           14,000        1,314,600
                                                                     -----------
                                                                       6,022,234
                                                                     -----------
Insurance-2.2%
The Progressive Corp. ........................           24,100        1,778,580
                                                                     -----------
Miscellaneous-4.6%
MBNA Corp. ...................................          150,180        3,716,955
                                                                     -----------
                                                                      12,458,349
                                                                     -----------
Healthcare-5.4%
Biotechnology-0.8%
Amgen, Inc.(a) ...............................            4,000          247,040
Gilead Sciences, Inc.(a) .....................            7,600          414,808
                                                                     -----------
                                                                         661,848
                                                                     -----------
Drugs-1.0%
Teva Pharmaceutical Industries Ltd. ..........
  (ADR) (Israel) .............................           14,200          807,838
                                                                     -----------
Medical Products-3.6%
Boston Scientific Corp.(a) ...................           25,400        1,720,088
St. Jude Medical, Inc.(a) ....................            4,000          232,640
Zimmer Holdings, Inc.(a) .....................           15,700        1,001,817
                                                                     -----------
                                                                       2,954,545
                                                                     -----------
                                                                       4,424,231
                                                                     -----------
Consumer Staples-0.5%
Retail-Food & Drug-0.5%
Walgreen Co. .................................           12,200          424,804
                                                                     -----------

Total Common Stocks
  (cost $53,840,383) .........................                        67,483,642
                                                                     -----------


--------------------------------------------------------------------------------
                  AllianceBernstein Select Investor Series Premier Portfolio o 9

Company                                           Contracts(d)             Value
--------------------------------------------------------------------------------

CALL OPTIONS PURCHASED(a)-19.3%
Alcon, Inc. .................................
   expiring Feb '04 @ $40 ...................             155      $    238,700
American International Group, Inc. ..........
   expiring Jan '04 @ $30 ...................             480         1,492,800
Amgen, Inc. .................................
   expiring Jan '04 @ $30 ...................             375         1,192,500
Avon Products, Inc. .........................
   expiring Jan '04 @ $40 ...................             199           557,200
Bank of America Corp. .......................
   expiring Jan '04 @ $60 ...................             110           172,700
Citigroup, Inc. .............................
   expiring Jan '04 @ $20 ...................           1,072         2,937,280
Clear Channel Communications, Inc. ..........
   expiring Jan '04 @ $25 ...................             295           467,575
Fannie Mae
   expiring Jan '04 @ $45 ...................             230           617,550
General Electric Co. ........................
   expiring Jan '04 @ $15 ...................             735         1,029,000
Johnson & Johnson
   expiring Jan '04 @ $25 ...................             167           422,510
Medtronic, Inc. .............................
   expiring Jan '04 @ $30 ...................             545           850,200
Pfizer, Inc. ................................
   expiring Jan '04 @ $17.5 .................             938         1,317,890
Procter & Gamble Co. ........................
   expiring Jan '04 @ $60 ...................             258           988,140
UnitedHealth Group, Inc. ....................
   expiring Jan '04 @ $25 ...................             497         1,289,715
Wal-Mart Stores, Inc. .......................
   expiring Jan '04 @ $30 ...................             743         2,147,270
                                                                   ------------
Total Call Options Purchased
   (cost $14,735,116) .......................                        15,721,030
                                                                   ------------
PUT OPTION PURCHASED(a)-0.0%
Laboratory Corp. of America Holdings
   expiring Nov '03 @ $27.5
   (cost $43,890) ...........................             330             1,650
                                                                   ------------
Total Investments-101.9%
   (cost $68,619,389) .......................                        83,206,322
Other assets less liabilities-(1.9%) ........                        (1,563,751)
                                                                   ------------
Net Assets-100% .............................                      $ 81,642,571
                                                                   ============


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10 o AllianceBernstein Select Investor Series Premier Portfolio

CALL OPTIONS WRITTEN (see Note D)
                                           Exercise  Expiration
Description                   Contracts(d)    Price       Month      Value
--------------------------------------------------------------------------------

Boston Scientific Corp......      127        $ 60     Nov '03   $(102,870)
Boston Scientific Corp......      127          65     Nov '03     (52,070)
CBOE NASDAQ 100 Index.......       18       1,375     Nov '03    (100,620)
S&P 500 Index...............       58       1,030     Nov '03    (155,440)
Symantec Corp...............       50          65     Nov '03     (16,500)
                                                                ----------
(premiums received $310,704)                                    $(427,500)
                                                                ----------

FINANCIAL FUTURES CONTRACTS (see Note D)

                                                    Value at
            Number of         Expiration Original   Oct. 31,    Unrealized
   Type     Contracts Position   Month     Value      2003     Depreciation
--------- ---------- ------------------ --------- -------------------------
NASDAQ 100                    December
Index         18       Long     2003     $2,597,400 $2,552,400   $ (45,000)

S&P 500                       December
Index          1       Short    2003        262,375    262,375          -0-
                                                                 ---------
                                                                 $ (45,000)
                                                                 ---------

(a) Non-income producing security.
(b) Position, or portion thereof, with an aggregate market value of $10,214,600, has been segregated to collateralize written call options.
(c) Position, or portion thereof, with an aggregate market value of $2,353,500 has been segregated to collateralize margin deposit for open futures contracts.
(d) One contract relates to 100 shares unless otherwise indicated.
    Glossary:
    ADR-American Depositary Receipt.

   See notes to financial statements.


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                 AllianceBernstein Select Investor Series Premier Portfolio o 11

STATEMENT OF ASSETS & LIABILITIES
October 31, 2003

Assets
Investments in securities, at value
   (cost $68,619,389) ...............................    $      83,206,322
Cash.................................................            2,361,356
Receivable for investment securities sold............            1,948,630
Receivable for capital stock sold....................              136,162
Interest and dividends receivable....................               39,519
Other assets.........................................               10,000
                                                         -----------------
Total assets.........................................           87,701,989
                                                         -----------------
Liabilities
Outstanding call options written, at value
  (premiums received $310,704).......................              427,500
Payable for investment securities purchased..........            4,784,943
Payable for capital stock redeemed...................              535,193
Advisory fee payable.................................               77,639
Distribution fee payable.............................               54,923
Payable for variation margin on futures contracts....               10,269
Accrued expenses.....................................              168,951
                                                         -----------------
Total liabilities....................................            6,059,418
                                                         -----------------
Net Assets...........................................    $      81,642,571
                                                         -----------------
Composition of Net Assets
Capital stock, at par................................    $          10,205
Additional paid-in capital...........................          197,616,006
Accumulated net realized loss on
  investment transactions............................         (130,408,777)
Net unrealized appreciation of investments...........           14,425,137
                                                         -----------------
                                                         $      81,642,571
                                                         -----------------
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price per share
  ($26,094,224 / 3,175,831 shares of capital stock
  issued and outstanding)............................                $8.22
Sales charge--4.25% of public offering price.........                  .36
                                                                     -----
Maximum offering price...............................                $8.58
                                                                     -----
Class B Shares
Net asset value and offering price per share
  ($37,918,634 / 4,798,457 shares of capital stock
  issued and outstanding)............................                $7.90
                                                                     -----
Class C Shares
Net asset value and offering price per share
  ($17,629,713 / 2,230,900 shares of capital stock
  issued and outstanding)............................                $7.90
                                                                     -----


See notes to financial statements.


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12 o AllianceBernstein Select Investor Series Premier Portfolio

STATEMENT OF OPERATIONS
Year Ended October 31, 2003


Investment Income
Dividends (net of foreign taxes withheld
  of $7,517)............................ $       578,765
Interest................................          47,603
                                         ---------------
                                                           $       626,368
Expenses
Advisory fee............................         976,160
Distribution fee--Class A...............          79,945
Distribution fee--Class B...............         420,965
Distribution fee--Class C...............         199,967
Custodian...............................         157,356
Transfer agency.........................         144,941
Administrative..........................         138,000
Audit and legal.........................          97,208
Printing................................          63,132
Registration............................          43,892
Directors' fees.........................          19,000
Miscellaneous...........................          24,538
                                         ---------------
Total expenses..........................       2,365,104
Less: expense offset arrangement
  (see Note B)..........................            (285)
                                         ---------------
Net expenses............................                         2,364,819
                                                           ---------------
Net investment loss.....................                        (1,738,451)
                                                           ---------------
Realized and Unrealized Gain (Loss)
on Investment Transactions
Net realized gain (loss) on:
   Investment transactions..............                           336,931
   Short sales..........................                          (233,845)
   Written options......................                           (30,063)
   Futures contracts....................                        (1,132,512)
Net change in unrealized appreciation/
   depreciation of:
   Investments..........................                         9,540,612
   Written options......................                          (116,796)
   Futures contracts....................                           (45,000)
                                                           ---------------
Net gain on investment transactions.....                         8,319,327
                                                           ---------------
Net Increase in Net Assets
  from Operations.......................                   $     6,580,876
                                                           ---------------


See notes to financial statements.


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                 AllianceBernstein Select Investor Series Premier Portfolio o 13

STATEMENT OF CHANGES IN NET ASSETS


                                            Year Ended       Year Ended
                                           October 31,      October 31,
                                               2003             2002
                                         ---------------   ---------------
Increase (Decrease) in Net Assets
from Operations
Net investment loss..................... $    (1,738,451)  $    (2,945,347)
Net realized loss on investment
  transactions..........................      (1,059,489)      (33,684,172)
Net change in unrealized appreciation/
  depreciation of investments...........       9,378,816         5,389,592
                                         ---------------   ---------------
Net increase (decrease) in net assets from
  operations............................       6,580,876       (31,239,927)
Capital Stock Transactions
Net decrease............................     (32,720,228)      (75,227,062)
                                         ---------------   ---------------
Total decrease..........................     (26,139,352)     (106,466,989)
Net Assets
Beginning of period.....................     107,781,923       214,248,912
                                         ---------------   ---------------
End of period........................... $    81,642,571   $   107,781,923
                                         ===============   ===============


See notes to financial statements.


--------------------------------------------------------------------------------
14 o AllianceBernstein Select Investor Series Premier Portfolio

NOTES TO FINANCIAL STATEMENTS
October 31, 2003


NOTE A
Significant Accounting Policies
AllianceBernstein Select Investor Series, Inc. (the "Company"), formerly Alliance Select Investor Series, Inc., is registered under the Investment Company Act of 1940 as an open-end management investment company. The Company, which is a Maryland corporation, operates as a series company currently comprised of three portfolios, the Premier Portfolio, the Biotechnology Portfolio and, the Technology Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the Premier Portfolio. The Premier Portfolio (the "Fund") offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. All three classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation
In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to Alliance Capital Management, L.P. (the "Adviser"), subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are


--------------------------------------------------------------------------------
                 AllianceBernstein Select Investor Series Premier Portfolio o 15 valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. Currency Translation
Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments and foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and


--------------------------------------------------------------------------------
16 o AllianceBernstein Select Investor Series Premier Portfolio liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provision for federal income or excise taxes is required.

4. Investment Income and Investment Transactions
Dividend income (or expense on securities sold short) is recorded on the exdividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes a discount as an adjustment to interest income.

5. Income and Expenses
All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares.

6. Dividends and Distributions
Dividends and distributions to shareholders, if any, are recorded on the exdividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified with the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B
Advisory Fee and Other Transactions With Affiliates
Under the terms of an Investment Advisory Agreement, the Fund pays the Adviser a monthly fee at an annualized rate of 1.10% of the Fund's average daily net assets (the "Basic Fee") and an adjustment to the Basic Fee based upon the investment performance of the Class A shares of the Fund in relation to the investment record of the Russell 1000 Growth Index. Effective December 1, 2003, the Adviser has agreed to waive .10% of the base advisory fee. The Basic Fee may be increased to as much as 1.40% annualized or decreased to as little as .80% annualized. The fee will equal 1.10% annualized if the performance of Class A shares equals the performance of the Index. The performance period for each month during the year will be a rolling 36 month period ending with the current month. During the year ended October 31, 2003, the effective advisory fee was at the annualized rate of 1.10% of the Fund's average daily net assets.


--------------------------------------------------------------------------------
                 AllianceBernstein Select Investor Series Premier Portfolio o 17

Pursuant to the advisory agreement, the Adviser provides certain legal and accounting services for the Fund. For the year ended October 31, 2003, such fees amounted to $138,000.

The Fund compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $72,835 for the year ended October 31, 2003.

For the year ended October 31, 2003, the Fund's expenses were reduced by $285 under an expense offset arrangement with AGIS.

AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has retained front-end sales charge of $96 from the sale of Class A shares and received $94, $91,089 and $695 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the year ended October 31, 2003.

Brokerage commissions paid on investment transactions for the year ended October 31, 2003, amounted to $1,106,912, of which $26,962 was paid to Sanford C. Bernstein &Co., LLC, an affiliate of the Adviser.

NOTE C
Distribution Services Agreement
The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30 of 1% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $2,928,838 and $1,346,338 for Class B and C shares, respectively. Such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.


--------------------------------------------------------------------------------
18 o AllianceBernstein Select Investor Series Premier Portfolio

NOTE D
Investment Transactions
Purchases and sales of investment securities (excluding short-term investments) for the year ended October 31, 2003, were as follows:

                                             Purchases          Sales
                                         ---------------   ---------------
Investment securities
 (excluding U.S. government securities). $   222,513,072   $   262,845,954
U.S. government securities..............              -0-               -0-

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation (excluding written options and futures) are as follows:

Cost.................................................      $    72,960,330
                                                           ---------------


Gross unrealized appreciation........................      $    10,745,032
Gross unrealized depreciation........................             (499,040)
                                                           ---------------
Net unrealized appreciation..........................      $    10,245,992
                                                           ---------------

1. Financial Futures Contracts
The Fund may buy or sell financial futures contracts for the purpose of hedging its portfolio against adverse affects of anticipated movements in the markets. The Fund bears the market risk that arises from changes in the value of these financial instruments and the imperfect correlation between movements in the price of the futures contracts and movements in the price of the securities hedged or used for cover.

At the time the Fund enters into a futures contract, the Fund deposits and maintains as collateral an initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of a contract. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

2. Option Transactions
For hedging and investment purposes, the Fund may purchase and write (sell) put and call options on U.S. securities that are traded on U.S. securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in


--------------------------------------------------------------------------------
                 AllianceBernstein Select Investor Series Premier Portfolio o 19 the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the options written. Premiums received from writing options which expire unexercised are recorded by the Fund on the expiration date as realized gains from option written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the costs basis of the security purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the option written. Exercise of an option written by the Fund could result in the Fund selling or buying a security at a price different from the current market value.

Transactions in written options for the year ended October 31, 2003 were as follows:

                                             Number of        Premiums
                                             Contracts        Received
                                         ---------------   ---------------
Options outstanding at
  October 31, 2002......................              -0-  $            -0-
Options written.........................           2,059         1,441,361
Options terminated in closing purchase
  transactions..........................          (1,516)       (1,064,653)
Options expired.........................            (100)          (44,699)
Options exercised.......................             (63)          (21,305)
                                         ---------------   ---------------
Options outstanding at
  October 31, 2003......................             380   $       310,704
                                         ---------------   ---------------

3. Securities Sold Short
The Fund may sell securities short. A short sale is a transaction in which the Fund sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Fund is obligated to replace the borrowed securities at their market price at the time of replacement. The Fund's obligation to replace the securities borrowed in connection with a short sale will be fully secured by collateral deposited with the broker. In addition, the Fund will consider the short sale to be a borrowing by the Fund that is subject to the asset coverage requirements of the 1940 Act. Short sales by the Fund involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security because losses from short sales


--------------------------------------------------------------------------------
20 o AllianceBernstein Select Investor Series Premier Portfolio may be unlimited, whereas losses from purchases can not exceed the total amount invested.

NOTE E
Components of Accumulated Earnings (Deficit)
As of October 31, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses.................      $  (126,188,855)(a)
Unrealized depreciation..............................           10,205,215(b)
                                                           ---------------
Total accumulated earnings/(deficit).................      $ (115,983,640)
                                                           --------------

(a) On October 31, 2003, the Fund had a net capital loss carryforward of $126,188,855 of which $87,448,260 expires in the year 2009, $35,160,861 expires in the year 2010 and $3,579,734 which expires in the year 2011.

(b) The difference between book-basis and tax-basis unrealized appreciation / (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

During the current fiscal year, permanent differences, primarily due to net investment loss, resulted in a net decrease in accumulated net investment loss, and a corresponding decrease in additional paid-in capital. This reclassification had no effect on net assets.

NOTE F
Capital Stock
There are 9,000,000,000 shares of $.001 par value capital stock authorized, divided into three classes, designated Class A, Class B and Class C. Each consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:


                    ==========================  ================================
                              Shares                       Amount
                    ==========================  ================================
                    Year Ended     Year Ended     Year Ended       Year Ended
                   October 31,    October 31,    October 31,      October 31,
                          2003           2002           2003             2002
                   -------------------------------------------------------------

Class A
Shares sold          5,451,257     17,863,522   $ 39,915,590     $ 148,196,218
--------------------------------------------------------------------------------
Shares converted
  from Class B         100,613         87,087        743,429           785,323
--------------------------------------------------------------------------------
Shares redeemed     (6,718,384)   (19,939,455)   (48,932,181)     (166,277,773)
--------------------------------------------------------------------------------
Net decrease        (1,166,514)    (1,988,846)  $ (8,273,162)    $ (17,296,232)
================================================================================


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                 AllianceBernstein Select Investor Series Premier Portfolio o 21

                    ==========================  ================================
                              Shares                       Amount
                    ==========================  ================================
                    Year Ended     Year Ended     Year Ended       Year Ended
                   October 31,    October 31,    October 31,      October 31,
                          2003           2002           2003             2002
                   -------------------------------------------------------------
Class B
Shares sold            256,477        962,283   $  1,805,249      $  8,785,332
--------------------------------------------------------------------------------
Shares converted
  to Class A          (104,298)       (89,574)      (743,429)         (785,323)
--------------------------------------------------------------------------------
Shares redeemed     (2,393,036)    (4,590,599)   (16,917,051)      (39,147,896)
--------------------------------------------------------------------------------
Net decrease        (2,240,857)    (3,717,890)  $(15,855,231)    $ (31,147,887)
================================================================================
Class C
Shares sold            137,324        922,092   $    980,508     $   8,687,711
--------------------------------------------------------------------------------
Shares redeemed     (1,337,563)    (4,123,291)    (9,572,343)      (35,470,654)
--------------------------------------------------------------------------------
Net decrease        (1,200,239)    (3,201,199)  $ (8,591,835)    $ (26,782,943)
================================================================================

NOTE G
Joint Credit Facility
A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions, in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the year ended October 31, 2003.

NOTE H
Legal Proceedings
As has been previously reported in the press, the Staff of the U.S. Securities and Exchange Commission ("SEC") and the Office of the New York Attorney General ("NYAG") have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that Alliance Capital Management L.P. ("Alliance Capital"), the Fund's Adviser, provide information to them. Alliance Capital has been cooperating and will continue to cooperate with all of these authorities. Please see "Subsequent Events" below for a description of the agreements reached by Alliance Capital and the SEC and NYAG in connection with the investigations mentioned above.

A special committee of Alliance Capital's Board of Directors, comprised of the members of Alliance Capital's Audit Committee and the other independent member of the Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.


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22 o AllianceBernstein Select Investor Series Premier Portfolio

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against Alliance Capital; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with Alliance Capital. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with Alliance Capital, including recovery of all fees paid to Alliance Capital pursuant to such contracts.

Since October 2, 2003, more than thirty additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against Alliance Capital and certain other defendants. All of these lawsuits seek an unspecified amount of damages.

As a result of the matters more fully discussed in the note entitled "Subsequent Events" below, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.

Note I
Subsequent Events
On December 18, 2003, Alliance Capital, the Fund's Adviser, confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is subject to final, definitive documentation. Among the key provisions of these agreements are the following:

     (i) Alliance Capital agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to the market timing relationships described in the SEC Order (i.e., relationships Alliance Capital maintained with some investors who were permitted to engage in market timing trades in some of the


--------------------------------------------------------------------------------
                 AllianceBernstein Select Investor Series Premier Portfolio o 23

          AllianceBernstein Mutual Funds in return for or in connection with making investments (which were not actively traded) in other Alliance Capital products, including hedge funds and mutual funds, for which Alliance Capital receives advisory fees). According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

     (ii) Alliance Capital agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds, commencing January 1, 2004, for a period of at least five years. The determination of which funds will have their fees reduced and to what degree is subject to the terms of the definitive agreement with the NYAG; and

     (iii) Alliance Capital agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order contemplates that Alliance Capital's registered investment company clients, including the Fund, will introduce governance and compliance changes.


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24 o AllianceBernstein Select Investor Series Premier Portfolio

FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                     =======================================================
                                                              Class A
                                     =======================================================
                                                      Year Ended October 31,
                                     -------------------------------------------------------
                                        2003       2002        2001         2000        1999
                                     -------------------------------------------------------
Net asset value,
  beginning of period..... ........  $  7.44     $ 9.19      $14.21       $14.18     $  9.53
                                     -------------------------------------------------------
Income From Investment
  Operations
Net investment loss(a).. ..........     (.11)      (.11)       (.09)        (.20)       (.22)
Net realized and unrealized
  gain (loss) on investment
  transactions............ ........      .89      (1.64)      (4.81)         .35        4.87
                                     -------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations.............. ........      .78      (1.75)      (4.90)         .15        4.65
                                     -------------------------------------------------------
Less: Distributions
Distributions from net
  realized gains.......... ........       -0-        -0-       (.12)        (.12)         -0-
                                     -------------------------------------------------------
Net asset value,
  end of period........... ........  $  8.22     $ 7.44      $ 9.19       $14.21     $ 14.18
                                     -------------------------------------------------------
Total Return
Total investment return based
  on net asset value(b)... ........    10.48%    (19.04)%    (34.77)%       1.02%      48.79%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)......... ........  $26,094    $32,325     $58,209     $118,233     $84,657
Ratios to average net assets of:
  Expenses, net of waivers/
    reimbursements........ ........     2.16%      1.86%       1.93%        1.69%       2.18%
  Expenses, before waivers/
    reimbursements........ ........     2.16%      1.86%       1.93%        1.69%       2.20%
  Expenses, before waivers/
    reimbursements,
    excluding interest
    expense on short sales.. ......     2.16%      1.86%       1.93%        1.69%       2.20%
  Net investment loss,
    net of waivers/
    reimbursements.......... ......    (1.46)%    (1.19)%      (.82)%      (1.24)%     (1.70)%
Portfolio turnover rate. ..........      285%       198%        345%         174%         87%


See footnote summary on page 27.


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                 AllianceBernstein Select Investor Series Premier Portfolio o 25

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                     =======================================================
                                                              Class B
                                     =======================================================
                                                      Year Ended October 31,
                                     -------------------------------------------------------
                                        2003       2002        2001         2000        1999
                                     -------------------------------------------------------
Net asset value,
  beginning of period..... ........  $  7.21     $ 8.97      $13.96       $14.03     $  9.49
                                     -------------------------------------------------------
Income From Investment
  Operations
Net investment loss(a).. ..........     (.15)      (.17)       (.17)        (.30)       (.30)
Net realized and unrealized
  gain (loss) on investment
  transactions............ ........      .84      (1.59)      (4.70)         .35        4.84
                                     -------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations.............. ........      .69      (1.76)      (4.87)         .05        4.54
                                     -------------------------------------------------------
Less: Distributions
Distributions from net
  realized gains.......... ........       -0-        -0-       (.12)        (.12)         -0-
                                     -------------------------------------------------------
Net asset value,
  end of period........... ........  $  7.90     $ 7.21      $ 8.97       $13.96     $ 14.03
                                     -------------------------------------------------------
Total Return
Total investment return based
  on net asset value(b)... ........     9.57%    (19.62)%    (35.18)%        .31%      47.84%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)......... ........  $37,919    $50,730     $96,527     $174,402    $115,624
Ratios to average net assets of:
  Expenses, net of waivers/
    reimbursements........ ........     2.88%      2.57%       2.64%        2.40%       2.87%
  Expenses, before waivers/
    reimbursements........ ........     2.88%      2.57%       2.64%        2.40%       2.89%
  Expenses, before waivers/
    reimbursements,
    excluding interest
    expense on short sales.. ......     2.88%      2.57%       2.64%        2.39%       2.89%
  Net investment loss,
    net of waivers/
    reimbursements.......... ......    (2.17)%    (1.90)%     (1.54)%      (1.95)%     (2.40)%
Portfolio turnover rate. ..........      285%       198%        345%         174%         87%


See footnote summary on page 27.


--------------------------------------------------------------------------------
26 o AllianceBernstein Select Investor Series Premier Portfolio

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                     =======================================================
                                                              Class C
                                     =======================================================
                                                      Year Ended October 31,
                                     -------------------------------------------------------
                                        2003       2002        2001         2000        1999
                                     -------------------------------------------------------
Net asset value,
  beginning of period..... ........  $  7.21     $ 8.97      $13.96       $14.03     $  9.50
                                     -------------------------------------------------------
Income From Investment
  Operations
Net investment loss(a).. ..........     (.15)      (.17)       (.17)        (.31)       (.30)
Net realized and unrealized
  gain (loss) on investment
  transactions............ ........      .84      (1.59)      (4.70)         .36        4.83
                                     -------------------------------------------------------
Net increase (decrease)
  in net asset value
  from operations......... ........      .69      (1.76)      (4.87)         .05        4.53
                                     -------------------------------------------------------
Less: Distributions
Distributions from net
  realized gains.......... ........       -0-        -0-       (.12)        (.12)         -0-
                                     -------------------------------------------------------
Net asset value,
  end of period........... ........  $  7.90     $ 7.21      $ 8.97       $13.96     $ 14.03
                                     -------------------------------------------------------
Total Return
Total investment return based
  on net asset value(b)... ........     9.57%    (19.62)%    (35.18)%        .31%      47.68%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)......... ........  $17,630    $24,727     $59,513     $105,370     $61,517
Ratios to average net assets of:
  Expenses, net of waivers/
    reimbursements........ ........     2.88%      2.59%       2.63%        2.39%       2.87%
  Expenses, before waivers/
    reimbursements........ ........     2.88%      2.59%       2.63%        2.39%       2.89%
  Expenses, before waivers/
    reimbursements,
    excluding interest
    expense on short sales.. ......     2.88%      2.59%       2.63%        2.39%       2.89%
  Net investment loss,
    net of waivers/
    reimbursements.......... ......    (2.17)%    (1.93)%     (1.54)%      (1.95)%     (2.40)%
Portfolio turnover rate. ..........      285%       198%        345%         174%         87%


--------------------------------------------------------------------------------
(a) Based on average shares outstanding.
(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

--------------------------------------------------------------------------------
                 AllianceBernstein Select Investor Series Premier Portfolio o 27

REPORT OF INDEPENDENT AUDITORS



To the Board of Directors and Shareholders of AllianceBernstein Select Investor Series, Inc. Premier Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AllianceBernstein Select Investor Series, Inc. Premier Portfolio formerly Alliance Select Investors Series, Inc. Premier Portfolio (the "Fund") at October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
December 23, 2003




--------------------------------------------------------------------------------
28 o AllianceBernstein Select Investor Series Premier Portfolio

BOARD OF DIRECTORS


William H. Foulk, Jr.(1), Chairman
Marc O. Mayer, President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
Clifford L. Michel(1)
Donald J. Robinson(1)


OFFICERS


Thomas J. Bardong, Vice President
Thomas Kamp, Vice President
John A. Koltes, Vice President
Daniel Nordby, Vice President
Michael J. Reilly(2), Vice President
Mark R. Manley, Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller


Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Principal Underwriter
AllianceBernstein Investment Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel
Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Transfer Agent
Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-free (800) 221-5672

Independent Auditors
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036-2798


(1) Member of the Audit Committee.
(2) Mr. Reilly is the person primarily responsible for the day-to-day management of the Fund's investment portfolio.

--------------------------------------------------------------------------------
                 AllianceBernstein Select Investor Series Premier Portfolio o 29

MANAGEMENT OF THE FUND


Board of Directors Information
The business and affairs of the Fund are managed under the direction of the Board of Directors. Certain information concerning the Fund's Directors is set forth below.

                                                                           PORTFOLIOS
                                                                             IN FUND            OTHER
NAME, AGE OF DIRECTOR,                       PRINCIPAL                       COMPLEX        DIRECTORSHIPS
      ADDRESS                              OCCUPATION(S)                   OVERSEEN BY         HELD BY
(YEARS OF SERVICE*)                    DURING PAST 5 YEARS                   DIRECTOR          DIRECTOR
---------------------------------------------------------------------------------------------------------

DISINTERESTED DIRECTORS

William H. Foulk, Jr.,#, 71        Investment adviser and an                    113         None
2 Sound View Drive                 independent consultant. He was
Suite 100                          formerly Senior Manager of
Greenwich, CT 06830                Barrett Associates, Inc., a
(5)                                registered investment adviser,
Chairman of the Board              with which he had been associated since
                                   prior to 1998. He was formerly Deputy
                                   Comptroller and Chief Investment
                                   Officer of the State of New York and,
                                   prior thereto, Chief Investment
                                   Officer of the New York
                                   Bank for Savings.

Ruth Block,#, 73                   Formerly Executive Vice President            96          None
500 SE Mizner Blvd.                and Chief Insurance Officer of The
Boca Raton, FL 33432               Equitable Life Assurance Society of
(5)                                the United States; Chairman and
                                   Chief Executive Officer of Evlico;
                                   Director of Avon, BP (oil and gas),
                                   Ecolab Incorporated (specialty
                                   chemicals), Tandem Financial Group
                                   and Donaldson, Lufkin & Jenrette
                                   Securities Corporation; former Governor
                                   at Large National Association of
                                   Securities Dealers, Inc.

David H. Dievler,#, 74             Independent consultant. Until                100         None
P.O. Box 167                       December 1994, he was Senior Vice
Spring Lake, NJ 07762              President of Alliance Capital Management
(5)                                Corporation ("ACMC") responsible for
                                   mutual fund administration. Prior to
                                   joining ACMC in 1984, he was Chief
                                   Financial Officer of Eberstadt Asset
                                   Management since 1968. Prior to that, he
                                   was a Senior Manager at Price Waterhouse
                                   & Co. Member of American Institute of
                                   Certified Public Accountants since 1953.


--------------------------------------------------------------------------------
30 o AllianceBernstein Select Investor Series Premier Portfolio

                                                                           PORTFOLIOS
                                                                             IN FUND            OTHER
NAME, AGE OF DIRECTOR,                       PRINCIPAL                       COMPLEX        DIRECTORSHIPS
      ADDRESS                              OCCUPATION(S)                   OVERSEEN BY         HELD BY
(YEARS OF SERVICE*)                    DURING PAST 5 YEARS                   DIRECTOR          DIRECTOR
---------------------------------------------------------------------------------------------------------

DISINTERESTED DIRECTORS
(continued)

John H. Dobkin,#, 61               Consultant. Formerly President               98          None
P.O. Box 12                        of Save Venice, Inc. (preservation
Annandale, NY 12504                organization) from 2001-2002, a
(5)                                Senior Advisor from June 1999-
                                   June 2000 and President of Historic
                                   Hudson Valley (historic preservation)
                                   from December 1989-May 1999.
                                   Previously, Director of the National
                                   Academy of Design and during 1988-1992,
                                   he was Director and Chairman of the
                                   Audit Committee of ACMC.

Clifford L. Michel,#, 64           Senior Counsel of the law firm of            97          Placer Dome,
15 St. Bernard's Road              Cahill Gordon & Reindel since                                Inc.
Gladstone, NJ 07934                February 2001 and a partner of
(5)                                that firm for more than twenty-five
                                   years prior thereto. He is President
                                   and Chief Executive Officer of Wenonah
                                   Development Company (investments) and
                                   a Director of Placer Dome, Inc. (mining).

Donald J. Robinson,#, 69           Senior Counsel to the law firm of            96            None
98 Hell's Peak Road                Orrick, Herrington & Sutcliffe LLP
Weston, VT 05161                   since prior to 1998. Formerly a
(5)                                senior partner and a member of the
                                   Executive Committee of that firm.
                                   He was also a member and Chairman of
                                   the Municipal Securities Rulemaking
                                   Board and a Trustee of the Museum of
                                   the City of New York.

INTERESTED DIRECTOR
Marc O. Mayer, +, 46               Executive Vice President of ACMC             68          None
1345 Avenue of the                 since 2001; prior thereto, Chief
Americas                           Executive Officer of Sanford C.
New York, NY 10105                 Bernstein & Co., LLC and its (3 months)
                                   predecessor since prior to 1998.

--------------------------------------------------------------------------------

*  There is no stated term of office for the Fund's Directors.

#  Member of the Audit Committee and the Nominating Committee.

+ Mr. Mayer is an "interested director", as defined in the 1940 Act, due to his position as Executive Vice President of ACMC.


--------------------------------------------------------------------------------
                 AllianceBernstein Select Investor Series Premier Portfolio o 31



Officer Information
Certain information concerning the Fund's Officers is listed below.

      NAME,                           POSITION(S)                PRINCIPAL OCCUPATION
 ADDRESS* AND AGE                  HELD WITH FUND                DURING PAST 5 YEARS**
-------------------------------------------------------------------------------------------------

Marc O. Mayer, 46                 President               See biography above.

Thomas J. Bardong, 58             Vice President          Senior Vice President of Alliance Capital
                                                          Management Corporation ("ACMC")**, with
                                                          which he has been associated since prior
                                                          to 1998.

John A. Koltes, 61                 Vice President         Senior Vice President of ACMC**, with which
                                                          he has been associated with since
                                                          prior to 1998.

Daniel Nordby, 59                  Vice President         Senior Vice President of ACMC**, with which
                                                          he has been associated since 1998.

Michael J. Reilly, 39              Vice President         Senior Vice President of ACMC**, with which
                                                          he has been associated since prior
                                                          to 1998.

Mark R. Manley, 41                 Secretary              Senior Vice President and Acting General
                                                          Counsel of ACMC**, with which he has been
                                                          associated since prior to 1998.

Mark D. Gersten, 53                Treasurer and Chief    Senior Vice President of Alliance Global
                                   Financial Officer      Investor Services, Inc. ("AGIS")**, and
                                                          Vice President of AllianceBernstein
                                                          Investment Research and Management, Inc.
                                                          ("ABIRM")**, with which he has been associated
                                                          since prior to 1998.

Vincent S. Noto, 39                Controller             Vice President of AGIS**, with which he has
                                                          been associated since prior to 1998.


* The address for each of the Fund's officers is 1345 Avenue of the Americas, New York, NY 10105.
** ACMC, ABIRM and AGIS are affiliates of the Fund.
   The Fund's Statement of Additional Information ("SAI") has additional information about the Fund's Directors and officers and is available without charge upon request. Contact your financial representative or Alliance Capital at (800) 227-4618 for a free prospectus or SAI.


--------------------------------------------------------------------------------
32 o AllianceBernstein Select Investor Series Premier Portfolio

ALLIANCEBERNSTEIN FAMILY OF FUNDS


================================================================================
  Wealth Strategies Funds
  Balanced Wealth Strategy
  Wealth Appreciation Strategy
  Wealth Preservation Strategy
  Tax-Managed Balanced Wealth Strategy*
  Tax-Managed Wealth Appreciation Strategy
  Tax-Managed Wealth Preservation Strategy**

================================================================================
  Blended Style Series
  U.S. Large Cap Portfolio

================================================================================
  Growth Funds
  Domestic
  Growth Fund
  Health Care Fund
  Mid-Cap Growth Fund
  Premier Growth Fund
  Small Cap Growth Fund40
  Technology Fund

  Global & International
  All-Asia Investment Fund
  Global Small Cap Fund
  Greater China '97 Fund
  International Premier Growth Fund
  New Europe Fund
  Worldwide Privatization Fund

  Select Investor Series
  Biotechnology Portfolio
  Premier Portfolio
  Technology Portfolio

================================================================================
  Value Funds
  Domestic
  Balanced Shares
  Disciplined Value Fund
  Growth & Income Fund
  Real Estate Investment Fund
  Small Cap Value Fund+
  Utility Income Fund
  Value Fund

================================================================================
  Global & International
  Global Value Fund
  International Value Fund

================================================================================
  Taxable Bond Funds
  Americas Government Income Trust
  Corporate Bond Portfolio
  Emerging Market Debt Fund
  Global Strategic Income Trust
  High Yield Fund
  Multi-Market Strategy Trust
  Quality Bond Portfolio
  Short Duration Portfolio
  U.S. Government Portfolio

================================================================================
  Municipal Bond Funds
  National
  Insured National
  Arizona
  California
  Insured California
  Florida
  Massachusetts
  Michigan
  Minnesota
  New Jersey
  New York
  Ohio
  Pennsylvania
  Virginia

================================================================================
  Intermediate Municipal Bond Funds
  Intermediate California
  Intermediate Diversified
  Intermediate New York

================================================================================
  Closed-End Funds
  All-Market Advantage Fund
  ACM Income Fund
  ACM Government Opportunity Fund
  ACM Managed Dollar Income Fund
  ACM Managed Income Fund
  ACM Municipal Securities Income Fund
  California Municipal Income Fund
  National Municipal Income Fund
  New York Municipal Income Fund
  The Spain Fund
  World Dollar Government Fund
  World Dollar Government Fund II



We also offer Exchange Reserves,++ which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.


For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. Please read the prospectus carefully before you invest or send money.

*  Formerly Growth Investors Fund.
** Formerly Conservative Investors Fund.
+  Quasar Fund changed its name to Small Cap Growth Fund on 11/3/03.
++ An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


--------------------------------------------------------------------------------
                 AllianceBernstein Select Investor Series Premier Portfolio o 33

ALLIANCEBERNSTEIN SELECT INVESTOR SERIES PREMIER PORTFOLIO
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672


[LOGO] AllianceBernstein(SM)
       Investment Research and Management


(SM) This service mark used under license from the owner, Alliance Capital Management L.P.


SISPPAR1003

ITEM 2.  CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant's code of ethics is filed herewith as Exhibit 10(a)(1).

(b) During the period covered by this report, no amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Directors has determined that independent directors David H. Dievler and William H. Foulk, Jr. qualify as audit committee financial experts.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS.

The following exhibits are attached to this Form N-CSR:

         Exhibit No.        DESCRIPTION OF EXHIBIT
         -----------        ----------------------
         10 (a) (1)         Code of ethics that is subject to the
                            disclosure of Item 2 hereof

         10 (b) (1)         Certification of Principal Executive Officer
                            Pursuant to Section 302 of the Sarbanes-Oxley Act of
                            2002

         10 (b) (2)         Certification of Principal Financial Officer
                            Pursuant to Section 302 of the Sarbanes-Oxley Act of
                            2002

         10 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Select Investor Series, Inc.

By:       /s/ Marc O. Mayer
         ----------------------
         Marc O. Mayer
         President

Date:   December 30, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:       /s/ Marc O. Mayer
         ---------------------
         Marc O. Mayer
         President

Date:   December 30, 2003

By:       /s/ Mark D. Gersten
         -----------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:   December 30, 2003